Segment Reporting - Geographic Data (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,778.7	$ 1,458.2	$ 841.5
Long-lived assets	1,009.9	627.2	258.5
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,660.8	1,359.1	755.1
Long-lived assets	793.5	396.0	8.1
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	117.9	99.1	86.4
Long-lived assets	$ 216.4	$ 231.2	$ 250.4